Acquisitions (Details) - Centennial Resource Production, LLC (Centennial OpCo) - 2016 Acquisitions $ in Thousands	9 Months Ended
Sep. 30, 2016 USD ($)
Summary of Fair value of acquired properties:
Cash consideration	$ 32,979
Fair value of assets and liabilities acquired:
Proved oil and natural gas properties	15,374
Unproved oil and natural gas properties	18,071
Total fair value of oil and natural gas properties acquired	33,445
Revenue Suspense	(400)
Asset retirement obligation	(66)
Total fair value of net assets acquired	$ 32,979